Annual Fund Operating Expenses - American Century ETF Trust	May 05, 2026
Avantis All International Core Equity ETF | Avantis All International Core Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.25%
Avantis U.S. Core Equity ETF | Avantis U.S. Core Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.15%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.